Loss on Impairments and Write-off of Inventory and Other	12 Months Ended
Jan. 31, 2020
Nature of Operations and Going Concern
16. Loss on Impairments and Write-off of Inventory and Other

(a)

On September 19, 2019, the Company entered into a loan agreement with principal amount of €150,000, term of six months and interest rate of 18% per annum. On January 31, 2020, the Company impaired the loan receivable and accrued interest. The carrying amount of the loan principal and accrued interest as at January 31, 2020 is $nil (January 31, 2019 and February 1, 2018 - $nil and $nil, respectively). A loss on impairment of $176,452 has been included in the consolidated statements of comprehensive loss for the year ended January 31, 2020 (2019 - $nil).

(b)

In February 2020, the Company terminated the acquisition of IAMHEALTH CBD UG (“IAH”) (Note 25(c)). The Company impaired an advance made to IAH and recorded a loss on impairment of $36,635 in its consolidated statements of comprehensive loss (2019 - $nil).

(c)

In May 2019, the Company advanced $1,441,600 to SolMic GmbH (“Solmic GmbH”), a Dusseldorf, Germany based developer and manufacturer of nutraceuticals, cosmeceuticals, and pharmaceuticals for its initial production order for micellized cannabinoid solution. Solmic GmbH entered into insolvency proceedings and has been restructured. As management does not expect that the Company will be able to recover its payments that had been classified as prepaid inventory and prepaid expense, the Company recorded write-offs of $480,480 and $961,120, respectively, in its consolidated statements of comprehensive loss as at January 31, 2020 (2019 - $nil).